Leases	9 Months Ended
Sep. 30, 2023
Presentation of leases for lessee [abstract]
Leases	Leases
The table below provides a rollforward of the Company's right-of-use assets as of September 30, 2023 and 2022, respectively.

(in KUSD)
Right-of-Use Assets	Properties (Offices)	Vehicles	Total
Cost
January 1, 2023	9,311	134	9,445
Additions	4,833	—	4,833
Lease termination	—	(56)	(56)
Modification of lease terms	(948)	—	(948)
Exchange difference	(23)	—	(23)
September 30, 2023	13,173	78	13,251

Accumulated depreciation
January 1, 2023	(2,642)	(83)	(2,725)
Depreciation charge	(1,265)	(24)	(1,289)
Lease termination	—	34	34
Modification of lease terms	997	—	997
Exchange difference	4	—	4
September 30, 2023	(2,906)	(73)	(2,979)

Net book amount as of September 30, 2023	10,267	5	10,272

Cost
January 1, 2022	9,005	134	9,139
Additions	1,234	—	1,234
Exchange difference	(911)	—	(911)
September 30, 2022	9,328	134	9,462

Accumulated depreciation
January 1, 2022	(1,925)	(50)	(1,975)
Depreciation charge	(871)	(25)	(896)
Exchange difference	117	—	117
September 30, 2022	(2,679)	(75)	(2,754)

Net book amount as of September 30, 2022	6,649	59	6,708

On September 1, 2023, the Company modified the terms of its existing lease for its office in Switzerland. The existing lease contract was originally scheduled to expire on June 15, 2024 and has been cancelled and replaced by the new lease. The new lease also includes a reduction in the amount of office space being occupied. The modified lease commenced on September 1, 2023 and expires November 30, 2028, and includes a renewal option for five additional years through November 2033. The Company is reasonably certain it will exercise the extension option and therefore has accounted for the modified lease as a ten-year lease term. Total rent payments through November 30, 2033 are USD 1.5 million.
On January 30, 2023, the Company expanded the square footage of its existing lease related to its U.K. office. The lease commenced on January 30, 2023 and expires on January 27, 2031, and includes an option to terminate early on January 26, 2026. The Company is reasonably certain it will not terminate the lease early and therefore will account for the lease using an eight-year lease term. Total rent payments including service charges through January 27, 2031 are USD 7.6 million.
Depreciation of right-of-use assets have been charged to the following categories in the unaudited condensed consolidated interim statement of operations. Depreciation expense for S&M expenses was not material for any of the periods presented.

	Three months ended September 30,		Nine months ended September 30,
(in KUSD)	2023	2022	2023	2022
R&D expenses	388	228	1,111	711
G&A expenses	55	62	178	185
	443	290	1,289	896
The table below provides a rollforward of the Company's lease liabilities as of September 30, 2023 and 2022, respectively.

(in KUSD)
Lease liabilities	Properties (Offices)	Vehicles	Total
January 1, 2023	7,607	54	7,661
Additions	4,833	—	4,833
Modification of lease terms	3	—	3
Cash outflow (including interest)	(1,222)	(27)	(1,249)
Interest	382	1	383
Exchange difference	(115)	(23)	(138)
September 30, 2023	11,488	5	11,493

January 1, 2022	7,898	125	8,023
Additions	1,234	—	1,234
Cash outflow (including interest)	(901)	—	(901)
Interest	144	—	144
Exchange difference	(978)	(65)	(1,043)
September 30, 2022	7,397	60	7,457

September 30, 2023
Lease liabilities (short-term)	1,412	5	1,417
Lease liabilities (long-term)	10,076	—	10,076
Total lease liabilities	11,488	5	11,493

September 30, 2022
Lease liabilities (short-term)	801	34	835
Lease liabilities (long-term)	6,596	26	6,622
Total lease liabilities	7,397	60	7,457